Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity

9.Stockholders’ Equity

The Company has a shareholder rights plan that authorizes to existing shareholders substantial preferred share rights and additional common shares if any third party acquires 15% or more of the outstanding common shares or announces its intent to commence a tender offer for at least 15% of the common shares, in each case, in a transaction that the Board of Directors has not approved.

On May 30, 2014, at the annual general meeting of shareholders, the shareholders approved the amendment of the Company’s Memorandum of Association in order to increase the authorized share capital from $100,000 consisting of 85 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each, to $200,000, consisting of 185 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each

On February 5, 2014, the Company completed an offering of 12,995,000 common shares, including 1,695,000 common shares issued upon the exercise in full by the underwriters of their option to purchase additional shares, at a price of $6.65 per share. On April 29, 2014, the Company completed an offering of 11,000,000 common shares, at a price of $7.30 per share. On May 22, 2014, the underwriters exercised their option to purchase 1,650,000 additional shares at the same price. The aggregate net proceeds of the two offerings were 169,276.

On May 10, 2013, the Company issued 2,000,000 8.00% Cumulative Redeemable Perpetual Series B Preferred Shares (the “Series B preferred shares”) for net proceeds of $47,043. The Series B preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.0 per preferred share or $4,000 in aggregate. At any time on or after July 30, 2018, the Series B preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2019, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2018 and 30% thereafter. The Series B preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

On August 8, 2013 the Company entered into a distribution agency agreement with a leading investment bank as manager, providing for the offer and sale from time to time of up to 4,000,000 common shares of the Company, par value $1.0 per share, at market prices. . In 2014, the Company sold 1,077,847 common shares for proceeds, net of commissions, of $7,124. As of December 31, 2013, the Company had sold 1,430,211 common shares under this agreement for proceeds, net of commissions and other issuance expenses, of $7,045

On September 30, 2013, the Company issued 2,000,000 8.875% Cumulative Redeemable Perpetual Series C Preferred Shares (the “Series C preferred shares”) for net proceeds of $47,315. The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8.875% per annum from their date of issuance, i.e. $2.21875 per preferred share or $4,438 in aggregate. At any time on or after October 30, 2018, the Series C preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series C preferred shares are not redeemed at the option of the Company in whole by October 30, 2020, the dividend rate payable on the Series C preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares, subject to an aggregate maximum rate per annum of 25% prior to October 30, 2018 and 30% thereafter. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

On April 18, 2012, the Company completed an offering of 10,000,000 common shares at a price of $6.50 per share, for net proceeds of $62,329.

Under the Company’s share-based incentive plan, 20,000 restricted share units (RSUs) were granted and vested in 2014, at a fair value of $7.08 per share. In 2013, 96,000 RSUs were granted and vested at a weighted average fair value of $4.89 per share. There were no RSUs outstanding at the beginning or end of 2014 and 2013. The Company issued 150,000 RSUs in 2012 at a weighted average grant date fair value of $3.75 per share. The total fair value of shares vested during the years ended December 31, 2014, 2013 and 2012 were $142, $469 and $974 respectively.

As at December 31, 2014, under the existing share-based incentive plan approved by the shareholders, a further 868,950 RSUs or other share-based awards may be issued in the future.

Total compensation expense recognized in 2014 amounted to $142, ($469 in 2013 and $730 in 2012). As at December 31, 2014 and 2013 all granted RSUs were vested and the compensation expense recognized.